BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
SCHEDULE OF BANK AND OTHER BORROWINGS

The Group’s outstanding indebtedness borrowed from banks and other financial institutions, consist of the following:

			Thousands of Yen
Indebtedness	Weighted average interest rate*	Weighted average years to maturity*	Balance as of March 31, 2026	Balance as of March 31, 2025
Short-term loans
Secured loans
Fixed rate loans	2.64%	0.46	¥589,020	¥1,842,700
Variable rate loans (*1)	2.51%	0.70	983,230	-
Unsecured loans
Fixed rate loans	2.81%	0.17	33,782	50,000
Variable rate loans (*1)	1.98%	0.17	2,368	-
Aggregate outstanding principal balances	2.57%	0.59	¥1,608,400	¥1,892,700

Less: unamortized debt issuance costs			¥(2,742)	¥(7,441)
Short-term loans			¥1,605,658	¥1,885,259

Long-term loans
Secured loans
Fixed rate loans	2.93%	2.13	4,126,972	4,991,739
Variable rate loans (*2)	2.62%	2.46	10,664,760	5,006,510
Unsecured loans
Fixed rate loans	1.48%	5.36	683,064	960,379
Variable rate loans (*2)	1.80%	3.23	67,987	-
Aggregate outstanding principal balances	2.65%	2.52	¥15,542,783	¥10,958,628

Less: unamortized debt issuance costs			¥(80,357)	¥(74,678)
Less: current portion			(4,878,372)	(4,025,343)
Non-current portion			¥10,584,054	¥6,858,607

*	Pertained to information for loans outstanding as of March 31, 2026.

*1	Annual interest rate was short-term prime rate in Japan +2.13%.

*2	Annual interest rate was long-term prime rate in Japan +2.80%.

SCHEDULE OF SECURITY PLEDGED

The term deposits, inventories, and property, plant and equipment, net, pledged as collateral for secured loans as of March 31, 2026 and 2025 are as follows:

	Thousands of Yen
	March 31, 2026	March 31, 2025
Term deposits	¥-	¥5,000
Inventories	14,652,292	13,137,928
Property, plant and equipment, net	82,434	84,386
Total	¥14,734,726	¥13,227,314

SCHEDULE OF FUTURE MINIMUM PAYMENT FOR LONG-TERM LOANS

As of March 31, 2026, future minimum payments for long-term loans are as follows:

Thousands of Yen
Fiscal Years Ending March 31,	Principal Repayment
2027	¥4,905,968
2028	6,935,967
2029	3,022,148
2030	165,193
2031	98,089
Thereafter	415,418
Total	¥15,542,783